Business developments	12 Months Ended
Dec. 31, 2011
Business developments
Business developments

The Group’s significant divestitures and acquisitions for the years ended December 31, 2011, 2010 and 2009, respectively, as well as the Group’s significant shareholders are discussed below.
Divestitures
In 2009, the Group completed the sale of part of its traditional investment strategies business in Asset Management to Aberdeen Asset Management (Aberdeen) announced on December 31, 2008.
In February 2012, the Group sold an interest in Aberdeen, resulting in gains of approximately CHF 170 million recorded in the first quarter of 2012. The remaining ownership interest in Aberdeen is 9.8%.

> Refer to “Note 4 – Discontinued operations” for further information.
Acquisitions
The Group announced on December 21, 2011, that it signed a definitive agreement to acquire HSBC’s private banking business in Japan. The acquisition, which is subject to regulatory approval, is expected to close in mid-2012.

On April 30, 2011, the Group completed the acquisition of ABN AMRO Bank’s (formerly Fortis Bank Nederland) PFS hedge fund administration business, a global leader in hedge fund administration services.

In 2010, the Group acquired a significant noncontrolling interest of York Capital Management (York), a global hedge fund manager, based in New York. Under the terms of the transaction, the Group paid an initial USD 425 million (CHF 419 million) for its interest in York. The transaction also provides for earn-out payments based on five-year financial performance by York as well as non-compete arrangements for the chief executive officer, chief investment officer and other senior York principals.

On March 24, 2011, Credit Suisse Group AG owned 100% of the share capital of Neue Aargauer Bank AG after the cancellation of remaining shares pursuant to Art. 33 of the Swiss Federal Act on Stock Exchanges and Securities Trading entered into force.

Significant shareholders
In a disclosure notification that the Group published on February 2, 2010, Crescent Holding GmbH, a company controlled by The Olayan Group, confirmed that it held 78.4 million shares, or 6.6%, of the registered Group shares as of January 30, 2010. No further disclosure notification was received from The Olayan Group relating to holdings of Group shares in 2011.

In a disclosure notification that the Group published on April 30, 2011, the Group was notified that as of April 21, 2011, Qatar Holding LLC held 73.2 million shares, or 6.2%, of the registered Group shares. No further disclosure notification was received from Qatar Holding LLC relating to holdings of Group shares in 2011.